Contract liability	12 Months Ended
Dec. 31, 2025
Contract liabilities [abstract]
Contract liability	Contract liability
During 2024 the Group concluded the revenue recognition of the upfront fee accounted for in the year 2021 under the Novartis Radioligand Agreement. No revenue was recognized during 2025 (2024: TCHF 4,333). There is no remaining balance as of December 31, 2025 (2024: TCHF 0).